Related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023
Related party transactions
Transaction	$ 3,915	$ 4,911
Balance receivable (payable)	10,000	10,000
Measure 8 | High Tech Holdings, Inc
Related party transactions
Percentage of interests acquired			5.86%
Consulting fees
Related party transactions
Transaction	915	1,269
Balance receivable (payable)	0	0
Consulting fees | Measure 8
Related party transactions
Equipment purchases	400	700
Consulting fees | Frontline Real Estate Partners, LLC
Related party transactions
Equipment purchases	400	600
Travel and reimbursement
Related party transactions
Transaction	45	382
Balance receivable (payable)	0	0
Rent expense reimbursement
Related party transactions
Transaction	0	72
Balance receivable (payable)	0	0
Platform fees
Related party transactions
Transaction	2,069	2,309
Balance receivable (payable)	0	0
Senior Secured Notes – 2026
Related party transactions
Transaction	886	879
Balance receivable (payable)	10,000	$ 10,000
Senior Secured Notes – 2026 | Related party
Related party transactions
Principal amount	475,000
Senior Secured Notes – 2026 | Baldwin Holdings, LLC | Related party
Related party transactions
Notes payable	$ 10,000